EQUITY INVESTMENTS - Schedule of Distribution Received and Contribution Paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Investments
Distributions received from equity investments	$ 1,277	$ 3,657	$ 1,048
Contributions to equity investments	4,149	3,433	1,210
Coastal GasLink
Equity Investments
Contributions to equity investments	3,231	1,414	92
Sur de Texas
Equity Investments
Distributions received from equity investments	0	2,404	73
Contributions to equity investments	0	1,199	0
Equity investments
Equity Investments
Distributions received from equity investments	1,254	1,025	975
Contributions to equity investments	918	820	1,118
Other
Equity Investments
Distributions received from equity investments	$ 23	$ 228	$ 0